Property Held for Lease, Net (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Property Held for Lease, Net
Property held for lease, net consists of the following:

	December 31,
	2021	2020
Property held for lease	$220,259	$213,838
Less: accumulated depreciation	(158,507)	(147,101)
Property held for lease, net	$61,752	$66,737